Total
Cambria Global Tail Risk ETF
Cambria Global Tail Risk ETF
Investment Objective
The Fund seeks to provide income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Global Tail Risk ETF Cambria Global Tail Risk ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Acquired Fund Fees and Expenses:	0.14%	[2]
Other Expenses:	0.03%
Total Annual Fund Operating Expenses:	0.76%	[2]
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[2]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:	Five Years:	Ten Years:
Cambria Global Tail Risk ETF | Cambria Global Tail Risk ETF | USD ($)	78	243	422	942

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund is actively managed and seeks to achieve its investment objective by providing a hedge against a significant negative movement of global ex-U.S. equities. The Fund pursues its objective by (i) investing in cash, U.S. government bonds, including U.S. Treasuries and Treasury inflation-protected securities (TIPS), ex-U.S. sovereign bonds, and U.S.-listed exchange traded funds (“ETFs”) that invest primarily in U.S. Treasuries, TIPS or ex-U.S. sovereign bonds and (ii) utilizing a put option strategy to manage the risk of a significant negative movement in the value of global ex-U.S. equities (commonly referred to as tail risk) over rolling one-month periods. Under normal market conditions, the Fund’s bond portfolio invests at least 40% of its total assets in investment grade, intermediate U.S. treasuries and TIPS and at least 40% of its total assets in ex-U.S. sovereign bonds, including investment grade and non-investment grade bonds issued by developed and emerging market governments with short and intermediate durations. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), seeks to allocate assets in the Fund’s bond portfolio broadly across these various bond markets and hold a diversified bond portfolio that offsets the cost of option premiums, but does not actively manage the Fund’s bond portfolio. To hedge against sharp declines in the global ex-U.S. stock markets, each month, the Fund purchases U.S. exchange-listed protective “at the money” or “out of the money” put options on (i) stock indices that broadly cover developed ex-U.S. markets and emerging markets or (ii) U.S.-listed ETFs that track these broad global ex-U.S. equity markets.

Cambria intends to spend approximately one percent of the Fund’s total assets per month to purchase put options. Buying a put option provides the purchaser the right to sell the underlying asset (index or ETF) to the put seller at a specified price (the “strike price”) within a specified time period. Cambria generally targets put options in the 0% to 30% out of the money range. If a put option is 30% out of the money, the put option’s strike price is 30% below the value of the underlying asset. If a put option is at the money (i.e., 0% out of the money), the put option’s strike price is equal to the value of the underlying asset. If the value of the underlying asset is below the strike price, the put option is considered to be “in the money”.

There is an associated cost (premium) with the purchase of an option, but in the event the underlying asset declines in value below the strike price and the holder exercises the option, the holder will be entitled to receive the difference between the value of the underlying asset and the strike price (which gain is offset by the premium originally paid by the holder). Accordingly, if the underlying asset declines in value, ownership of the put option may reduce the downside risk associated with the underlying asset. In the event the value of the underlying asset closes above the strike price as of the expiration date, the put option may end up worthless and the premium paid for the option might be lost. For example, if the Fund purchases a put option on the MSCI Emerging Markets Index (“MXEF” and, its put option, a “MXEF Put”), the Fund pays a premium to the option seller, which decreases the Fund’s return. If, however, the price of the MXEF falls below the MXEF Put’s strike price, the option finishes in the money and the option seller pays the Fund the difference between the strike price of the MXEF Put and the price of the MXEF.

Cambria has implemented the put option strategy to attempt to provide protection from significant global ex-U.S. equity market declines on a month-by-month basis. The bulk of this protection comes in the form of put options on indices or ETFs that track the performance of global ex-U.S. equity markets. When selecting put options, Cambria does not seek out put options that cover specific ex-U.S. markets that it expects to underperform; rather, Cambria selects put options that broadly cover the stock markets of both ex-U.S. developed countries and emerging market nations. Cambria generally intends to re-initiate new options positions that make up the put option position each month and reinvest any gains from these activities into intermediate-term U.S. government bonds, including U.S. Treasuries and TIPS, ex-U.S. sovereign bonds, and ETFs that invest primarily in these types of bonds. Cambria also may, at its discretion, liquidate and establish new option positions intra-month, or liquidate option positions without establishing new positions when Cambria deems that doing so would be beneficial to the Fund, such as when an option is significantly in the money or significantly out of the money. The put option strategy only includes exchange-listed put options.

Principal Risks
Performance

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI ACWI Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall global equity market. Performance is also shown for an additional index, the Bloomberg Short Treasury Index, which is composed of zero-coupon Treasury Bills and fixed-rate Treasury bonds with a maturity between one and 12 months. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

The Fund’s name and investment objective changed effective March 15, 2021. Prior to that date, Fund performance reflects the investment objective and principal investment strategy of the Fund when it was the Cambria Sovereign Bond ETF and it sought income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds.

Total Annual Returns for Calendar Year Ended December 31

As of June 30, 2024, the Fund’s year-to-date total return was -5.90%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 7.45%, for the quarter ended June 30, 2020.

Worst: -10.12%, for the quarter ended December 31, 2022.

Average Annual Total Returns for the period ending December 31, 2023
Average Annual Returns - Cambria Global Tail Risk ETF	Label	1 Year	[1]	5 Years	[1]	Since Inception	[1]	Inception Date	[1]
Cambria Global Tail Risk ETF	Return Before Taxes	(9.97%)		(4.74%)		(1.54%)		Feb. 22, 2016
Cambria Global Tail Risk ETF | After Taxes on Distributions	Return After Taxes on Distributions	(10.55%)		(5.30%)		(2.61%)		Feb. 22, 2016
Cambria Global Tail Risk ETF | After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(5.89%)		(3.69%)		(1.49%)		Feb. 22, 2016
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	22.81%	[2]	12.27%	[2]	11.40%	[2]	Feb. 22, 2016	[2]
Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)	Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)	5.09%	[2]	1.89%	[2]	1.60%	[2]	Feb. 22, 2016	[2]
[1]	The Fund’s investment objective changed effective March 15, 2021. Prior to that date, the Fund sought income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds pursuant to the principal investment strategy of the Cambria Sovereign Bond ETF.
[2]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI ACWI Index is the Fund’s new broad-based securities market index. Performance information is also shown for the Bloomberg Short Treasury Index, the Fund’s previous broad-based securities market index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.